AB Bond Fund, Inc.

AB FlexFee International Bond Portfolio

Portfolio of Investments

September 30, 2020 (unaudited)

	Principal Amount (000)		U.S. $ Value

GOVERNMENTS - TREASURIES – 43.1%
Australia – 4.9%
Australia Government Bond Series 144 3.75%, 04/21/2037(a)	AUD	285	$278,159
Series 145 2.75%, 06/21/2035(a)		271	235,410
Series 150 3.00%, 03/21/2047(a)		620	568,220
Series 159 0.25%, 11/21/2024(a)		535	382,967

			1,464,756

Austria – 1.3%
Republic of Austria Government Bond 0.50%, 02/20/2029 (a)	EUR	308	390,039

Belgium – 1.1%
Kingdom of Belgium Government Bond Series 76 1.90%, 06/22/2038(a)		65	100,378
Series 84 1.45%, 06/22/2037(a)		149	215,302

			315,680

Canada – 3.5%
Canadian Government Bond 0.25%, 08/01/2022	CAD	391	293,669
1.25%, 06/01/2030		940	750,997

			1,044,666

China – 2.3%
China Government Bond Series INBK 1.99%, 04/09/2025	CNY	1,220	171,462
3.39%, 03/16/2050		3,910	527,999

			699,461

Colombia – 0.1%
Colombian TES Series B 5.75%, 11/03/2027	COP	154,700	42,122

Finland – 0.4%
Finland Government Bond 0.50%, 09/15/2027 (a)	EUR	92	115,600

France – 1.1%
French Republic Government Bond OAT 1.50%, 05/25/2050 (a)		215	330,819

	Principal Amount (000)		U.S. $ Value

Germany – 1.1%
Bundesrepublik Deutschland Bundesanleihe 0.00%, 05/15/2035-08/15/2050(a)	EUR	260	$315,447

Italy – 3.9%
Italy Buoni Poliennali Del Tesoro 1.80%, 03/01/2041(a)		368	451,851
1.85%, 05/15/2024		70	87,376
2.05%, 08/01/2027		180	232,483
2.45%, 09/01/2033(a)		85	115,956
3.10%, 03/01/2040(a)		137	204,421
3.35%, 03/01/2035(a)		49	73,800

			1,165,887

Japan – 8.8%
Japan Government Ten Year Bond Series 359 0.10%, 06/20/2030	JPY	15,650	149,686
Japan Government Thirty Year Bond Series 62 0.50%, 03/20/2049		36,550	340,617
Series 65 0.40%, 12/20/2049		36,100	325,678
Japan Government Twenty Year Bond Series 150 1.40%, 09/20/2034		115,900	1,279,028
Series 159 0.60%, 12/20/2036		28,450	282,930
Series 169 0.30%, 06/20/2039		17,050	159,543
Series 171 0.30%, 12/20/2039		9,650	90,116

			2,627,598

Malaysia – 0.8%
Malaysia Government Bond Series 0114 4.181%, 07/15/2024	MYR	127	32,739
Series 0217 4.059%, 09/30/2024		127	32,709
Series 0218 3.757%, 04/20/2023		233	58,417
Series 0310 4.498%, 04/15/2030		451	124,105

			247,970

Mexico – 0.2%
Mexican Bonos Series M 8.00%, 11/07/2047	MXN	1,145	57,155

Peru – 0.2%
Peru Government Bond 5.94%, 02/12/2029	PEN	221	71,770

	Principal Amount (000)		U.S. $ Value

Singapore – 0.3%
Singapore Government Bond 3.375%, 09/01/2033	SGD	90	$84,725

South Korea – 4.2%
Korea Treasury Bond Series 2503 1.50%, 03/10/2025	KRW	578,340	503,294
Series 2912 1.375%, 12/10/2029		884,640	751,560

			1,254,854

Spain – 2.0%
Spain Government Bond 1.20%, 10/31/2040(a)	EUR	145	182,227
2.35%, 07/30/2033(a)		39	56,667
4.20%, 01/31/2037(a)		190	347,986

			586,880

United Kingdom – 5.5%
United Kingdom Gilt 0.625%, 10/22/2050(a)	GBP	90	111,617
1.50%, 07/22/2047(a)		14	21,297
1.75%, 09/07/2037-01/22/2049(a)		747	1,195,402
4.50%, 12/07/2042(a)		137	313,866

			1,642,182

United States – 1.4%
U.S. Treasury Bonds 2.375%, 11/15/2049	U.S.$	225	275,449
3.00%, 02/15/2048		85	115,746
4.50%, 08/15/2039		25	39,567

			430,762

Total Governments - Treasuries (cost $12,274,116)			12,888,373

CORPORATES - INVESTMENT GRADE – 22.7%
Financial Institutions – 11.0%
Banking – 6.1%
Australia & New Zealand Banking Group Ltd. 1.125%, 11/21/2029 (a)	EUR	100	117,174
Barclays PLC 2.625%, 11/11/2025 (a)		100	117,367
CaixaBank SA 0.625%, 10/01/2024 (a)		100	116,424
Commonwealth Bank of Australia 1.936%, 10/03/2029 (a)		100	120,940
Cooperatieve Rabobank UA 4.625%, 05/23/2029 (a)	GBP	100	158,353
Credit Agricole SA 3.00%, 02/02/2025	EUR	135	170,620

	Principal Amount (000)		U.S. $ Value

Credit Suisse Group AG 1.25%, 07/17/2025 (a)	EUR	110	$132,887
Goldman Sachs Group, Inc. (The) 1.25%, 05/01/2025(a)		125	151,138
Series O 5.30%, 11/10/2026(b)	U.S.$	6	6,350
ING Groep NV 3.00%, 02/18/2026 (a)	GBP	100	140,690
Morgan Stanley Series G 1.75%, 03/11/2024	EUR	100	123,594
Standard Chartered PLC 1.778% (LIBOR 3 Month + 1.51%), 01/30/2027 (a) (b) (c)	U.S.$	100	83,947
Truist Financial Corp. Series Q 5.10%, 03/01/2030 (b)		47	50,553
UBS Group AG 7.125%, 08/10/2021 (a) (b)		200	205,500
Wells Fargo & Co. 0.625%, 08/14/2030 (a)	EUR	100	112,747

			1,808,284

Finance – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.50%, 07/15/2025	U.S.$	150	161,805
Aircastle Ltd. 4.40%, 09/25/2023		7	6,927
5.25%, 08/11/2025(a)		9	8,808

			177,540

Insurance – 2.7%
Aon PLC 2.875%, 05/14/2026	EUR	100	132,243
ASR Nederland NV 3.375%, 05/02/2049 (a)		100	125,512
Assicurazioni Generali SpA Series E 5.50%, 10/27/2047 (a)		112	154,275
Chubb INA Holdings, Inc. 0.30%, 12/15/2024		100	117,715
MetLife Capital Trust IV 7.875%, 12/15/2037 (a)	U.S.$	100	137,191
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039 (a)		45	76,022
Voya Financial, Inc. 5.65%, 05/15/2053		70	72,228

			815,186

REITS – 1.6%
CyrusOne LP/CyrusOne Finance Corp. 1.45%, 01/22/2027	EUR	110	128,076

	Principal Amount (000)		U.S. $ Value

Digital Euro Finco LLC 2.50%, 01/16/2026 (a)	EUR	120	$154,611
Host Hotels & Resorts LP Series I 3.50%, 09/15/2030	U.S.$	60	57,425
WPC Eurobond BV 2.125%, 04/15/2027	EUR	110	136,831

			476,943

			3,277,953

Industrial – 10.4%
Basic – 1.7%
Anglo American Capital PLC 1.625%, 09/18/2025 (a)		105	128,849
Glencore Finance Europe Ltd. 3.125%, 03/26/2026 (a)	GBP	100	136,239
International Flavors & Fragrances, Inc. 1.80%, 09/25/2026	EUR	100	122,820
SIG Combibloc PurchaseCo SARL 1.875%, 06/18/2023		100	119,508
Suzano Austria GmbH 3.75%, 01/15/2031	U.S.$	12	11,982

			519,398

Capital Goods – 0.4%
General Electric Co. 0.875%, 05/17/2025	EUR	110	128,328

Communications - Media – 0.4%
Comcast Corp. 0.75%, 02/20/2032		111	130,778

Communications - Telecommunications – 0.3%
AT&T, Inc. 3.50%, 09/15/2053 (a)	U.S.$	58	56,173
Bell Canada, Inc. Series M-26 3.35%, 03/22/2023	CAD	45	35,593

			91,766

Consumer Cyclical - Automotive – 1.7%
Daimler AG 2.625%, 04/07/2025 (a)	EUR	110	141,418
General Motors Financial Co., Inc. 2.20%, 04/01/2024 (a)		125	150,596
Harley-Davidson Financial Services, Inc. 0.90%, 11/19/2024 (a)		130	151,378
Volkswagen Leasing GmbH 2.625%, 01/15/2024 (a)		55	68,716

			512,108

Consumer Cyclical - Other – 0.1%
Las Vegas Sands Corp. 3.20%, 08/08/2024	U.S.$	30	30,312

	Principal Amount (000)		U.S. $ Value

Consumer Non-Cyclical – 2.7%
Altria Group, Inc. 3.125%, 06/15/2031	EUR	140	$187,636
Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049	U.S.$	60	80,746
BAT International Finance PLC 1.25%, 03/13/2027 (a)	EUR	110	131,820
Baxter International, Inc. 0.40%, 05/15/2024		130	154,834
Medtronic Global Holdings SCA 0.375%, 10/15/2028		105	123,632
Takeda Pharmaceutical Co., Ltd. 0.75%, 07/09/2027		100	119,327

			797,995

Energy – 1.5%
Boardwalk Pipelines LP 4.80%, 05/03/2029	U.S.$	70	76,365
BP Capital Markets PLC 1.573%, 02/16/2027 (a)	EUR	110	138,291
Energy Transfer Operating LP 5.25%, 04/15/2029	U.S.$	30	32,275
5.50%, 06/01/2027		63	69,366
Husky Energy, Inc. 4.40%, 04/15/2029		75	78,742
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029		9	8,671
3.60%, 11/01/2024		9	9,269
4.50%, 12/15/2026		17	18,109

			431,088

Technology – 1.1%
Baidu, Inc. 3.075%, 04/07/2025		200	211,972
Broadcom, Inc. 4.15%, 11/15/2030		95	106,571

			318,543

Transportation - Services – 0.5%
Heathrow Funding Ltd. 6.75%, 12/03/2026 (a)	GBP	85	135,300

			3,095,616

Utility – 1.3%
Electric – 0.4%
Enel Finance International NV 5.75%, 09/14/2040 (a)		65	129,012

Natural Gas – 0.4%
Centrica PLC 7.00%, 09/19/2033 (a)		60	120,614

	Principal Amount (000)		U.S. $ Value

Other Utility – 0.5%
Severn Trent Utilities Finance PLC 3.625%, 01/16/2026 (a)	GBP	100	$147,456

			397,082

Total Corporates - Investment Grade (cost $6,441,010)			6,770,651

QUASI-SOVEREIGNS – 8.6%
Quasi-Sovereign Bonds – 8.6%
China – 7.8%
China Development Bank Series 1805 4.88%, 02/09/2028	CNY	5,510	865,538
Series 1903 3.30%, 02/01/2024		400	58,249
Series 1904 3.68%, 02/26/2026		6,580	966,085
Series 2003 3.23%, 01/10/2025		3,010	435,379

			2,325,251

Mexico – 0.2%
Petroleos Mexicanos 7.69%, 01/23/2050 (a)	U.S.$	65	54,405

South Korea – 0.6%
Export-Import Bank of Korea 3.70%, 02/19/2021 (a)	AUD	270	195,563

Total Quasi-Sovereigns (cost $2,544,959)			2,575,219

CORPORATES - NON-INVESTMENT GRADE – 5.5%
Industrial – 4.2%
Basic – 0.8%
OCI NV 5.00%, 04/15/2023 (a)	EUR	100	120,176
WEPA Hygieneprodukte GmbH 2.875%, 12/15/2027 (a)		100	115,231

			235,407

Capital Goods – 0.9%
Colfax Corp. 3.25%, 05/15/2025 (a)		100	117,686
Rolls-Royce PLC 0.875%, 05/09/2024 (a)		100	101,840
TransDigm, Inc. 6.25%, 03/15/2026 (a)	U.S.$	59	61,609

			281,135

Consumer Cyclical - Automotive – 1.1%
Clarios Global LP/Clarios US Finance Co. 4.375%, 05/15/2026 (a)	EUR	100	117,339

	Principal Amount (000)		U.S. $ Value

Ford Motor Credit Co. LLC 3.021%, 03/06/2024	EUR	100	$114,753
Tenneco, Inc. 5.00%, 07/15/2024 (a)		100	108,566

			340,658

Consumer Cyclical - Entertainment – 0.3%
Carnival PLC 1.00%, 10/28/2029		110	81,431

Consumer Non-Cyclical – 0.4%
Leisureworld Senior Care LP Series B 3.474%, 02/03/2021	CAD	150	113,774

Energy – 0.3%
Western Midstream Operating LP 5.05%, 02/01/2030	U.S.$	75	72,986

Other Industrial – 0.4%
Rexel SA 2.625%, 06/15/2024 (a)	EUR	100	117,284

			1,242,675

Financial Institutions – 1.3%

Banking – 0.7%
Discover Financial Services Series D 6.125%, 06/23/2025 (b)	U.S.$	73	77,112
Intesa Sanpaolo SpA Series E 6.625%, 09/13/2023 (a)	EUR	100	133,618

			210,730

Finance – 0.4%
Lincoln Financing SARL 3.625%, 04/01/2024 (a)		100	112,728

REITS – 0.2%
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.75%, 02/01/2027	U.S.$	69	74,218

			397,676

Total Corporates - Non-Investment Grade (cost $1,651,800)			1,640,351

GOVERNMENTS - SOVEREIGN AGENCIES – 3.5%
Canada – 3.5%
Canada Housing Trust No. 1 1.80%, 12/15/2024(a)	CAD	705	557,795
1.95%, 12/15/2025(a)		600	481,528

Total Governments - Sovereign Agencies (cost $995,117)			1,039,323

	Principal Amount (000)		U.S. $ Value

LOCAL GOVERNMENTS - PROVINCIAL BONDS – 3.0%
Canada – 3.0%
Province of British Columbia Canada Series T 9.00%, 08/23/2024	CAD	672	$667,444
Province of Quebec Canada 3.75%, 09/01/2024		260	219,219

Total Local Governments - Provincial Bonds (cost $844,122)			886,663

COVERED BONDS – 2.7%
Australia & New Zealand Banking Group Ltd. 3.625%, 07/18/2022 (a)	EUR	100	125,893
DNB Boligkreditt AS 2.75%, 03/21/2022 (a)		145	178,151
Nationwide Building Society 4.375%, 02/28/2022 (a)		150	187,876
Royal Bank of Canada 0.125%, 03/25/2025 (a)		100	119,886
Turkiye Vakiflar Bankasi TAO 2.375%, 05/04/2021 (a)		100	115,810
UBS AG/London 4.00%, 04/08/2022 (a)		75	93,878

Total Covered Bonds (cost $799,336)			821,494

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.0%
Risk Share Floating Rate – 2.0%
Bellemeade Re Ltd. Series 2019-1A, Class M1B 1.898% (LIBOR 1 Month + 1.75%), 03/25/2029(a) (c)	U.S.$	150	149,824
Series 2019-2A, Class M2 3.248% (LIBOR 1 Month + 3.10%), 04/25/2029(a) (c)		150	143,280
Connecticut Avenue Securities Trust Series 2019-R05, Class 1M2 2.148% (LIBOR 1 Month + 2.00%), 07/25/2039(a) (c)		33	32,342
Series 2019-R06, Class 2M2 2.248% (LIBOR 1 Month + 2.10%), 09/25/2039(a) (c)		61	60,157
Series 2019-R07, Class 1M2 2.248% (LIBOR 1 Month + 2.10%), 10/25/2039(a) (c)		33	33,168

	Principal Amount (000)		U.S. $ Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2019-DNA3, Class M2 2.198% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (c)	U.S.$	13	$13,026
Series 2019-DNA4, Class M2 2.098% (LIBOR 1 Month + 1.95%), 10/25/2049(a) (c)		29	29,071
Series 2020-HQA2, Class M2 3.248% (LIBOR 1 Month + 3.10%), 03/25/2050 (a) (c)		29	28,171
PMT Credit Risk Transfer Trust Series 2019-1R, Class A 2.146% (LIBOR 1 Month + 2.00%), 03/27/2024 (a) (c)		112	106,554

Total Collateralized Mortgage Obligations (cost $584,566)			595,593

GOVERNMENTS - SOVEREIGN BONDS – 2.0%
Chile – 0.7%
Chile Government International Bond 1.625%, 01/30/2025	EUR	170	211,462

France – 0.4%
Dexia Credit Local SA 1.25%, 11/26/2024 (a)		100	124,807

Indonesia – 0.5%
Indonesia Government International Bond 3.375%, 07/30/2025 (a)		100	130,179

Peru – 0.4%
Peruvian Government International Bond 2.392%, 01/23/2026	U.S.$	120	126,000

Total Governments - Sovereign Bonds (cost $559,903)			592,448

EMERGING MARKETS - TREASURIES – 1.7%
South Africa – 1.7%
Republic of South Africa Government Bond Series 2030 8.00%, 01/31/2030 (cost $448,827)	ZAR	9,103	496,028

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.8%
Non-Agency Floating Rate CMBS – 0.5%
GS Mortgage Securities Corp. Trust Series 2019-BOCA, Class A 1.352% (LIBOR 1 Month + 1.20%), 06/15/2038 (a) (c)	U.S.$	165	160,895

Non-Agency Fixed Rate CMBS – 0.3%
Commercial Mortgage Trust Series 2012-CR5, Class E 4.463%, 12/10/2045 (a)		100	62,204

	Principal Amount (000)		U.S. $ Value

GS Mortgage Securities Trust Series 2013-GC12, Class C 4.179%, 06/10/2046	U.S.$	20	$19,088

			81,292

Total Commercial Mortgage-Backed Securities (cost $281,976)			242,187

LOCAL GOVERNMENTS - REGIONAL BONDS – 0.7%
Sweden – 0.7%
Kommuninvest I Sverige AB Series 2410 1.00%, 10/02/2024 (a) (cost $213,701)	SEK	1,940	224,648

INFLATION-LINKED SECURITIES – 0.6%
United States – 0.6%
U.S. Treasury Inflation Index 2.125%, 02/15/2040 (TIPS) (cost $177,805)	U.S.$	114	174,714

ASSET-BACKED SECURITIES – 0.4%
Other ABS – Fixed Rate – 0.4%
SoFi Consumer Loan Program Trust Series 2018-1, Class B 3.65%, 02/25/2027 (a) (cost $115,000)		115	118,211

EMERGING MARKETS - SOVEREIGNS – 0.4%
Dominican Republic – 0.4%
Dominican Republic International Bond 5.95%, 01/25/2027 (a) (cost $120,741)		110	118,009

BANK LOANS – 0.4%
Industrial – 0.4%
Consumer Non-Cyclical – 0.2%
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.897% (LIBOR 1 Month + 3.75%), 11/16/2025(d)		44	42,550

Technology – 0.2%
athenahealth, Inc. 4.75% (LIBOR 3 Month + 4.50%), 02/11/2026(d)		66	64,664

Total Bank Loans (cost $108,282)			107,214

SUPRANATIONALS – 0.3%
Supranational – 0.3%
European Investment Bank 4.75%, 08/07/2024 (a) (cost $91,427)	AUD	119	99,227

	Principal Amount (000)		U.S. $ Value

EMERGING MARKETS - CORPORATE BONDS – 0.1%
Industrial – 0.1%
Energy – 0.1%
Leviathan Bond Ltd. 6.125%, 06/30/2025 (a)	U.S.$	17	$17,861

Utility – 0.0%
Electric – 0.0%
Terraform Global Operating LLC 6.125%, 03/01/2026 (e)		4	4,066

Total Emerging Markets – Corporate Bonds (cost $21,308)			21,927

	Shares

SHORT-TERM INVESTMENTS – 1.6%
Investment Companies – 1.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.05%(f) (g) (h) (cost $486,063)		486,063	486,063

Total Investments – 100.1% (cost $28,760,059)(i)			29,898,343
Other assets less liabilities – (0.1)%			(24,166)

Net Assets – 100.0%			$29,874,177

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
3 Yr Australian Bond Futures	7	December 2020	$588,145	$1,636
Euro-BOBL Futures	13	December 2020	2,060,241	2,286
Euro-Bund Futures	2	December 2020	409,232	(141)
Japan 10 Yr Bond (OSE) Futures	2	December 2020	2,884,559	6,922
Sold Contracts
10 Yr Australian Bond Futures	10	December 2020	1,070,026	(9,904)
10 Yr Mini Japan Government Bond Futures	3	December 2020	432,684	(939)
U.S. 10 Yr Ultra Bond Futures	6	December 2020	959,531	(2,562)
U.S. T-Note 10 Yr (CBT) Futures	8	December 2020	1,116,250	(1,766)

				$(4,468)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	CNH	1,523	USD	222	10/21/2020	$(2,511)
Bank of America, NA	KRW	1,447,214	USD	1,220	11/10/2020	(21,497)
Bank of America, NA	ZAR	14,914	USD	892	11/27/2020	7,483
BNP Paribas SA	IDR	4,231,889	USD	281	10/15/2020	(3,648)
BNP Paribas SA	ZAR	2,448	USD	143	11/27/2020	(2,204)
Brown Brothers Harriman & Co.	JPY	15,033	USD	142	10/08/2020	(221)
Brown Brothers Harriman & Co.	MXN	17,071	USD	786	10/08/2020	14,528
Brown Brothers Harriman & Co.	MXN	1,326	USD	59	10/08/2020	(1,387)
Brown Brothers Harriman & Co.	USD	291	JPY	30,887	10/08/2020	1,707
Brown Brothers Harriman & Co.	USD	469	MXN	10,575	10/08/2020	9,214
Brown Brothers Harriman & Co.	USD	308	MXN	6,505	10/08/2020	(13,873)
Brown Brothers Harriman & Co.	CAD	955	USD	724	10/09/2020	7,009
Brown Brothers Harriman & Co.	CAD	391	USD	292	10/09/2020	(1,787)
Brown Brothers Harriman & Co.	USD	320	CAD	428	10/09/2020	1,182
Brown Brothers Harriman & Co.	USD	328	CAD	430	10/09/2020	(5,229)
Brown Brothers Harriman & Co.	EUR	679	USD	805	10/15/2020	8,854
Brown Brothers Harriman & Co.	EUR	68	USD	80	10/15/2020	(78)
Brown Brothers Harriman & Co.	GBP	223	EUR	247	10/15/2020	1,086
Brown Brothers Harriman & Co.	USD	418	EUR	358	10/15/2020	1,493
Brown Brothers Harriman & Co.	USD	2,621	EUR	2,221	10/15/2020	(17,207)
Brown Brothers Harriman & Co.	SEK	1,999	USD	219	10/16/2020	(4,081)
Brown Brothers Harriman & Co.	NZD	1,178	USD	776	10/27/2020	(3,210)
Brown Brothers Harriman & Co.	SGD	117	USD	86	10/27/2020	(188)
Brown Brothers Harriman & Co.	USD	385	NZD	590	10/27/2020	5,280
Brown Brothers Harriman & Co.	AUD	1,967	USD	1,411	10/29/2020	2,039
Brown Brothers Harriman & Co.	AUD	535	USD	377	10/29/2020	(6,856)
Brown Brothers Harriman & Co.	USD	197	ZAR	3,377	11/27/2020	3,485
Brown Brothers Harriman & Co.	USD	157	ZAR	2,600	11/27/2020	(2,755)
Citibank, NA	IDR	2,745,184	USD	186	10/15/2020	1,684
Citibank, NA	INR	18,184	USD	240	10/15/2020	(7,105)
Citibank, NA	CNH	19,658	USD	2,813	10/21/2020	(80,285)
Citibank, NA	KRW	285,931	USD	245	11/10/2020	(550)
Citibank, NA	COP	169,469	USD	44	11/13/2020	(659)
Citibank, NA	PEN	186	USD	52	11/13/2020	456
Goldman Sachs Bank USA	USD	592	INR	44,944	10/15/2020	18,199
Goldman Sachs Bank USA	MYR	1,032	USD	243	10/27/2020	(5,022)
HSBC Bank USA	BRL	1,612	USD	290	10/02/2020	2,742
HSBC Bank USA	USD	286	BRL	1,612	10/02/2020	1,262
HSBC Bank USA	EUR	10,501	USD	12,346	10/15/2020	30,622
HSBC Bank USA	INR	26,675	USD	361	10/15/2020	(1,479)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
HSBC Bank USA	USD	402	TWD	11,524	11/18/2020	$(1,627)
JPMorgan Chase Bank, NA	CAD	3,793	USD	2,829	10/09/2020	(20,107)
JPMorgan Chase Bank, NA	USD	465	IDR	6,888,115	10/15/2020	(1,969)
JPMorgan Chase Bank, NA	USD	240	NOK	2,118	10/16/2020	(12,702)
JPMorgan Chase Bank, NA	USD	172	ZAR	2,921	11/27/2020	1,564
Morgan Stanley Capital Services LLC	BRL	1,610	USD	285	10/02/2020	(1,260)
Morgan Stanley Capital Services LLC	USD	288	BRL	1,610	10/02/2020	(1,792)
Morgan Stanley Capital Services LLC	JPY	294,156	USD	2,788	10/08/2020	(891)
Morgan Stanley Capital Services LLC	GBP	205	EUR	228	10/15/2020	2,397
Morgan Stanley Capital Services LLC	NOK	2,122	USD	234	10/16/2020	6,165
Morgan Stanley Capital Services LLC	USD	266	SEK	2,400	10/16/2020	2,306
Morgan Stanley Capital Services LLC	GBP	1,998	USD	2,597	11/19/2020	18,875
Standard Chartered Bank	USD	220	KRW	261,256	11/10/2020	4,516
Standard Chartered Bank	TWD	11,414	USD	391	11/18/2020	(5,508)

						$(73,540)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2020		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
iTraxx Australia Series 33, 5 Year Index, 06/20/2025*	(1.00)%	Quarterly	0.68%	USD	742	$(11,214)	$(6,616)	$(4,598)
iTraxx Australia Series 34, 5 Year Index, 12/20/2025*	(1.00)	Quarterly	0.76	USD	742	(8,880)	(8,674)	(206)
Sale Contracts
CDX-NAIG Series 35, 5 Year Index, 12/20/2025*	1.00	Quarterly	0.59	USD	740	15,693	18,055	(2,362)
iTraxx Australia Series 33, 5 Year Index, 06/20/2025*	1.00	Quarterly	0.68	USD	742	10,853	10,626	227

						$6,452	$13,391	$(6,939)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
BRL	1,043	01/02/2023	1 Day CDI	3.975%	Maturity	$(1,666)	$—	$(1,666)
BRL	1,043	01/02/2023	1 Day CDI	4.590%	Maturity	501	—	501
BRL	960	01/02/2023	1 Day CDI	4.175%	Maturity	(841)	—	(841)
BRL	954	01/02/2023	1 Day CDI	4.053%	Maturity	(1,251)	—	(1,251)
USD	900	10/01/2025	0.329%	3 Month LIBOR	Semi-Annual/ Quarterly	694	—	694
EUR	200	09/30/2050	6 Month EURIBOR	(0.017)%	Semi-Annual/ Annual	(490)	—	(490)
EUR	200	09/30/2050	0.122%	6 Month EURIBOR	Annual/ Semi-Annual	(9,589)	—	(9,589)

						$(12,642)	$—	$(12,642)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at September 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00%	Monthly	9.51%	USD	67	$(8,554)	$(2,554)	$(6,000)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	9.51	USD	3	(383)	(55)	(328)
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	9.51	USD	166	(21,193)	(7,759)	(13,434)

						$(30,130)	$(10,368)	$(19,762)

*	Termination date

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the aggregate market value of these securities amounted to $14,625,375 or 49.0% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at September 30, 2020.
(d)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at September 30, 2020.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.01% of net assets as of September 30, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	$4,000	$4,066	0.01%

(f)	Affiliated investments.
(g)	The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)

As of September 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,520,147 and gross unrealized depreciation of investments was $(499,214), resulting in net unrealized appreciation of $1,020,933.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CNH – Chinese Yuan Renminbi (Offshore)

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

EUR – Euro

GBP – Great British Pound

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

SEK – Swedish Krona

SGD – Singapore Dollar

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

BOBL – Bundesobligationen

CBT – Chicago Board of Trade

CDI – Brazil CETIP Interbank Deposit Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

OAT – Obligations Assimilables du Trésor

OSE – Osaka Securities Exchange

REIT – Real Estate Investment Trust

TIPS – Treasury Inflation Protected Security

COUNTRY BREAKDOWN[1] September 30, 2020 (unaudited)
18.5%	United States
11.1%	Canada
10.8%	China
9.4%	United Kingdom
9.2%	Japan
6.6%	Australia
5.3%	Italy
4.8%	South Korea
2.5%	France
2.4%	Spain
2.2%	Netherlands
2.1%	Germany
2.1%	South Africa
11.4%	Other
1.6%	Short-Term

100.0%	Total Investments

1

All data are as of September 30, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.4% or less in the following: Austria, Belgium, Brazil, Chile, Colombia, Dominican Republic, Finland, Indonesia, Ireland, Israel, Luxembourg, Malaysia, Mexico, Norway, Peru, Singapore, Supranational, Sweden, Switzerland and Turkey.

AB FlexFee International Bond Portfolio

September 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively, the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as a significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Governments - Treasuries	$-0-	$12,888,373	$-0-	$12,888,373
Corporates - Investment Grade	-0-	6,770,651	-0-	6,770,651
Quasi-Sovereigns	-0-	2,575,219	-0-	2,575,219
Corporates - Non-Investment Grade	-0-	1,640,351	-0-	1,640,351
Governments - Sovereign Agencies	-0-	1,039,323	-0-	1,039,323
Local Governments - Provincial Bonds	-0-	886,663	-0-	886,663
Covered Bonds	-0-	821,494	-0-	821,494
Collateralized Mortgage Obligations	-0-	595,593	-0-	595,593
Governments - Sovereign Bonds	-0-	592,448	-0-	592,448
Emerging Markets - Treasuries	-0-	496,028	-0-	496,028
Commercial Mortgage-Backed Securities	-0-	242,187	-0-	242,187
Local Governments - Regional Bonds	-0-	224,648	-0-	224,648
Inflation-Linked Securities	-0-	174,714	-0-	174,714
Asset-Backed Securities	-0-	118,211	-0-	118,211
Emerging Markets - Sovereigns	-0-	118,009	-0-	118,009
Bank Loans	-0-	107,214	-0-	107,214
Supranationals	-0-	99,227	-0-	99,227
Emerging Markets – Corporate Bonds	-0-	21,927	-0-	21,927
Short-Term Investments:
Investment Companies	486,063	-0-	-0-	486,063

Total Investments in Securities	486,063	29,412,280	-0-	29,898,343
Other Financial Instruments*:
Assets
Futures	10,844	-0-	-0-	10,844
Forward Currency Exchange Contracts	-0-	154,148	-0-	154,148
Centrally Cleared Credit Default Swaps	-0-	26,546	-0-	26,546
Centrally Cleared Interest Rate Swaps	-0-	1,195	-0-	1,195
Liabilities
Futures	(15,312)	-0-	-0-	(15,312)
Forward Currency Exchange Contracts	-0-	(227,688)	-0-	(227,688)
Centrally Cleared Credit Default Swaps	-0-	(20,094)	-0-	(20,094)
Centrally Cleared Interest Rate Swaps	-0-	(13,837)	-0-	(13,837)
Credit Default Swaps	-0-	(30,130)	-0-	(30,130)

Total	$481,595	$29,302,420	$-0-	$29,784,015

*

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended September 30, 2020 is as follows:

Fund	Market Value 12/31/19 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 9/30/20 (000)	Dividend Income (000)
Government Money Market Portfolio	$521	$19,850	$19,885	$486	$2